REVENUE - (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 36,974	$ 40,799	$ 152,034	$ 129,556
United States
Disaggregation of Revenue [Line Items]
Revenue	$ 32,300	$ 36,600	$ 138,300	$ 118,300
Percentage of revenue	87.00%	90.00%	91.00%	91.00%
Canada and International
Disaggregation of Revenue [Line Items]
Revenue			$ 13,700	$ 11,300
Percentage of revenue			9.00%	9.00%